Equity (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Financial Liabilities and Equity	Financing liabilities and equity of Honda as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018	2019
Financing liabilities	¥6,799,010	¥7,331,120
Equity	8,234,095	8,565,790

Total Number of Shares Authorized and Issued

The Company’s total number of shares authorized and issued for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Shares
	2017	2018	2019
Total number of authorized shares
Balance at end of year
Common shares, no par value	7,086,000,000	7,086,000,000	7,086,000,000
Total number of issued shares
Balance at beginning of year	1,811,428,430	1,811,428,430	1,811,428,430
Changes during the year	—	—	—
Balance at end of year	1,811,428,430	1,811,428,430	1,811,428,430

Total Number of Treasury Stock Held	The total number of the Company’s treasury stock held by Honda as of March 31, 2017, 2018 and 2019 is as follows:

	Shares
	2017	2018	2019
Common shares	9,148,035	33,150,615	51,867,045

Changes in Other Components of Equity

The changes in other components of equity for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Yen (millions)
	Remeasurements of defined benefit plans	Net changes in revaluation of financial assets measured at fair value through other comprehensive income	Exchange differences on translating foreign operations	Total
Balance as of April 1, 2016	¥—	¥61,639	¥274,476	¥336,115

Adjustment during the year	¥64,478	¥24,049	¥(9,017)	¥79,510
Reclassification to retained earnings	(64,478)	259	—	(64,219)

Balance as of March 31, 2017	¥—	¥85,947	¥265,459	¥351,406

Adjustment during the year	¥12,125	¥20,655	¥(192,572)	¥(159,792)
Reclassification to retained earnings	(12,125)	(1,197)	—	(13,322)

Balance as of March 31, 2018	¥—	¥105,405	¥72,887	¥178,292

Effect of changes in accounting policy	¥—	¥(208)	¥—	¥(208)
Effect of hyperinflation	—	—	14,896	14,896

Adjusted balance as of April 1, 2018	¥—	¥105,197	¥87,783	¥192,980

Adjustment during the year	¥(23,383)	¥(26,696)	¥77,372	¥27,293
Reclassification to retained earnings	23,383	(29,273)	—	(5,890)

Balance as of March 31, 2019	¥—	¥49,228	¥165,155	¥214,383

Each Component of Other Comprehensive Income and Related Tax Effect Including Non-controlling Interests

Each component of other comprehensive income and related tax effect including non-controlling interests for the years ended March 31, 2017, 2018 and 2019 are as follows:

For the year ended March 31, 2017

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥90,502	¥(32,348)	¥58,154

Net changes	90,502	(32,348)	58,154

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	34,189	(11,482)	22,707

Net changes	34,189	(11,482)	22,707

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	3,317	(55)	3,262

Net changes	3,317	(55)	3,262

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	—	—	—
Reclassification to profit or loss	—	—	—

Net changes	—	—	—

Exchange differences on translating foreign operations:
Amount incurred during the year	7,923	3	7,926
Reclassification to profit or loss	141	(3)	138

Net changes	8,064	—	8,064

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(24,158)	1,428	(22,730)
Reclassification to profit or loss	100	(14)	86

Net changes	(24,058)	1,414	(22,644)

Total other comprehensive income	¥112,014	¥(42,471)	¥69,543

For the year ended March 31, 2018

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥47,383	¥(34,039)	¥13,344

Net changes	47,383	(34,039)	13,344

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	20,020	(732)	19,288

Net changes	20,020	(732)	19,288

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	1,729	(41)	1,688

Net changes	1,729	(41)	1,688

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	—	—	—
Reclassification to profit or loss	—	—	—

Net changes	—	—	—

Exchange differences on translating foreign operations:
Amount incurred during the year	(204,372)	(4)	(204,376)
Reclassification to profit or loss	188	4	192

Net changes	(204,184)	—	(204,184)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	12,266	(521)	11,745
Reclassification to profit or loss	(1,155)	30	(1,125)

Net changes	11,111	(491)	10,620

Total other comprehensive income	¥(123,941)	¥(35,303)	¥(159,244)

For the year ended March 31, 2019

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥(25,538)	¥1,793	¥(23,745)

Net changes	(25,538)	1,793	(23,745)

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(34,898)	10,852	(24,046)

Net changes	(34,898)	10,852	(24,046)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(3,029)	192	(2,837)

Net changes	(3,029)	192	(2,837)

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	378	(55)	323
Reclassification to profit or loss	(88)	(7)	(95)

Net changes	290	(62)	228

Exchange differences on translating foreign operations:
Amount incurred during the year	97,122	(443)	96,679
Reclassification to profit or loss	(1,554)	443	(1,111)

Net changes	95,568	—	95,568

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(19,793)	946	(18,847)
Reclassification to profit or loss	—	—	—

Net changes	(19,793)	946	(18,847)

Total other comprehensive income	¥12,600	¥13,721	¥26,321

Components of Other Comprehensive Income Included in Non-controlling Interests

The components of other comprehensive income included in non-controlling interests for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Yen (millions)
	2017	2018	2019
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans	¥(4,413)	¥1,534	¥(338)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	9	6	17
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(5,563)	(992)	(651)

Total	¥(9,967)	¥548	¥(972)

Dividends from Retained Earnings

The amounts recognized as dividends of retained earnings for the years ended March 31, 2017, 2018 and 2019 are as follows:

1) Dividend payout

For the year ended March 31, 2017

Resolution	The Ordinary General Meeting of Shareholders on June 16, 2016
Type of shares	Common shares
Total amount of dividends (millions of yen)	39,650
Dividend per share (yen)	22.00
Record date	March 31, 2016
Effective date	June 17, 2016

Resolution	The Board of Directors Meeting on August 2, 2016
Type of shares	Common shares
Total amount of dividends (millions of yen)	39,650
Dividend per share (yen)	22.00
Record date	June 30, 2016
Effective date	August 25, 2016

Resolution	The Board of Directors Meeting on October 31, 2016
Type of shares	Common shares
Total amount of dividends (millions of yen)	39,650
Dividend per share (yen)	22.00
Record date	September 30, 2016
Effective date	November 29, 2016

Resolution	The Board of Directors Meeting on February 3, 2017
Type of shares	Common shares
Total amount of dividends (millions of yen)	43,254
Dividend per share (yen)	24.00
Record date	December 31, 2016
Effective date	February 28, 2017

For the year ended March 31, 2018

Resolution	The Ordinary General Meeting of Shareholders on June 15, 2017
Type of shares	Common shares
Total amount of dividends (millions of yen)	43,254
Dividend per share (yen)	24.00
Record date	March 31, 2017
Effective date	June 16, 2017

Resolution	The Board of Directors Meeting on August 1, 2017
Type of shares	Common shares
Total amount of dividends (millions of yen)	43,254
Dividend per share (yen)	24.00
Record date	June 30, 2017
Effective date	August 25, 2017

Resolution	The Board of Directors Meeting on November 1, 2017
Type of shares	Common shares
Total amount of dividends (millions of yen)	43,254
Dividend per share (yen)	24.00
Record date	September 30, 2017
Effective date	November 29, 2017

Resolution	The Board of Directors Meeting on February 2, 2018
Type of shares	Common shares
Total amount of dividends (millions of yen)	44,456
Dividend per share (yen)	25.00
Record date	December 31, 2017
Effective date	February 28, 2018

For the year ended March 31, 2019

Resolution	The Board of Directors Meeting on April 27, 2018
Type of shares	Common shares
Total amount of dividends (millions of yen)	48,013
Dividend per share (yen)	27.00
Record date	March 31, 2018
Effective date	May 30, 2018

Resolution	The Board of Directors Meeting on July 31, 2018
Type of shares	Common shares
Total amount of dividends (millions of yen)	47,682
Dividend per share (yen)	27.00
Record date	June 30, 2018
Effective date	August 28, 2018

Resolution	The Board of Directors Meeting on October 30, 2018
Type of shares	Common shares
Total amount of dividends (millions of yen)	49,287
Dividend per share (yen)	28.00
Record date	September 30, 2018
Effective date	November 28, 2018

Resolution	The Board of Directors Meeting on February 1, 2019
Type of shares	Common shares
Total amount of dividends (millions of yen)	49,287
Dividend per share (yen)	28.00
Record date	December 31, 2018
Effective date	February 28, 2019

2) Dividends payable of which record date was in the year ended March 31, 2019, effective after the period

Resolution	The Board of Directors Meeting on May 8, 2019
Type of shares	Common shares
Resource for dividend	Retained earnings
Total amount of dividends (millions of yen)	49,287
Dividend per share (yen)	28.00
Record date	March 31, 2019
Effective date	June 3, 2019